As filed with the Securities and Exchange Commission on July 28, 2006

                          Registration No. 333-135573

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 FORM N-14AE/A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     [X] Pre-Effective Amendment No. 1 [ ] Post-Effective Amendment No. ___

                        (Check appropriate box or boxes)

                               The Roxbury Funds
               (Exact Name of Registrant as Specified in Charter)

                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
                    (Address of Principal Executive Offices)

                                 (310) 917-5600
              (Registrant's Telephone Number, including Area Code)
                          ____________________________

                     Name and Address of Agent for Service:

                              Michelle G. Azrialy
                        Roxbury Capital Management, LLC
                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401

                                    Copy to:

                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                                One Logan Square
                           18(th) and Cherry Streets
                     Philadelphia, Pennsylvania, 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Units of beneficial interest

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

There are no amendments to the Registration Statement on Form N-14 filed on June 30, 2006; that form of Registration Statement is hereby incorporated by reference in its entirety. The purpose of this Pre-Effective Amendment No. 1 is to delay the effectiveness of the Registration Statement filed on June 30, 2006.

An indefinite amount of the Registrant's securities are in registration under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                                   SIGNATURES
                                   __________

     As required by the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed on behalf of the registrant, in the City of Santa Monica, and State of California, on the 28th day of July, 2006.



                                             THE ROXBURY FUNDS

                                             By: /s/ Brian C. Beh
                                                 ________________
                                                 Brian C. Beh
                                                 Trustee and President

     Pursuant to the requirements of the 1933 Act, this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.



*Kenneth Gudorf               Trustee and Chairman of              July 28, 2006
____________________
Kenneth Gudorf                the Board

*John Otterlei                Trustee                              July 28, 2006
____________________
John Otterlei

/s/ Brian C. Beh              Trustee and President                July 28, 2006
____________________
Brian C. Beh

/s/ Karen Lew                 Treasurer                            July 28, 2006
____________________

Karen Lew

*By:   /s/ Brian C. Beh
       ________________
       Brian C. Beh
       Attorney-In-Fact (pursuant to Power of Attorney)

_________________________________________________________
* Brian C. Beh signs this document pursuant to powers of attorney previously filed.

July 28, 2006

VIA EDGAR TRANSMISSION
______________________

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC 20549

     Re: The Roxbury Funds (File No. 333-135573)
         _______________________________________

Ladies and Gentlemen:

     Filed herewith electronically via EDGAR is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (the "Amendment") of The Roxbury Funds (the "Registrant"). The Amendment is being filed to delay the effectiveness of the Registrant's Registration Statement on Form N-14 filed on June 30, 2006 which is scheduled for automatic effectiveness on July 30, 2006 pursuant to Rule 488 under the Securities Act of 1933, as amended.

     Please direct any questions or comments concerning the Amendment to the undersigned at (215) 988-2442.

                                        Sincerely,

                                        /s/ Edward T. Searle
                                        Edward T. Searle